Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Components Of Consolidated Statements Of Income And Equity

(Dollars in thousands)	2011	2010	2009

Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$15,836	$(21,182)	$(170,716)
Income tax expense/(benefit) related to discontinued operations	(11,456)	(1,873)	(11,682)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	(11,251)	-
Pension and postretirement plans	(15,084)	3,460	9,111
Unrealized gains/(losses) on investment securities available for sale	13,818	(12,453)	12,145
Share-based compensation	5,771	5,577	5,701

Total	$8,885	$(37,722)	$(155,441)

Schedule Of Components Of Income Tax Expense/(Benefit)

(Dollars in thousands)	2011	2010	2009

Current:
Federal	$(29,507)	$(219,211)	$(3,129)
State	6,196	(35,484)	6,313
Deferred:
Federal	49,254	206,962	(153,902)
State	(10,107)	26,551	(19,998)

Total	$15,836	$(21,182)	$(170,716)

Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes

(Dollars in thousands)	2011	2010	2009

Federal income tax rate	35%	35%	35%

Tax computed at statutory rate	$52,447	$18,114	$(142,082)
Increase/(decrease) resulting from:
State income taxes	(2,542)	(5,806)	(8,895)
BOLI – cash surrender value	(6,757)	(9,671)	(1,898)
Tax-exempt interest	(3,732)	(1,820)	(802)
Tax credits	(23,494)	(23,788)	(22,312)
Goodwill	-	-	3,205
Other	(86)	1,789	2,068

Total	$15,836	$(21,182)	$(170,716)

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences

(Dollars in thousands)	2011	2010

Deferred tax assets:
Loss reserves	$85,110	$163,746
Employee benefits	117,593	91,864
Investment in partnerships	28,260	28,317
Foreclosed property	7,580	4,139
Accrued expenses	7,148	11,107
Credit carryforwards	47,175	-
State NOL carryforwards	21,454	17,772
FIN 48 unrecognized tax benefits	13,848	15,679
Other	17,898	9,179

Gross deferred tax assets	346,066	341,803
Valuation allowance	(6,718)	(8,000)

Deferred tax assets after valuation allowances	$339,348	$333,803

Deferred tax liabilities:
Capitalized mortgage servicing rights	$38,515	$39,312
Depreciation and amortization	39,753	17,511
Federal Home Loan Bank stock	17,285	17,285
Investment in debt securities (ASC 320)	42,700	28,882
Other intangible assets	22,368	18,585
Prepaid expenses	11,520	9,695
Other	1,364	1,921

Gross deferred tax liabilities	173,505	133,191

Net deferred tax asset	$165,843	$200,612

Schedule Of Rollforward Of Unrecognized Tax Benefits

(Dollars in thousands)

Balance at December 31, 2009	$30,004
Increases related to prior year tax positions	13,725
Settlements	(291)
Lapse of statute	(5,040)

Balance at December 31, 2010	$38,398

Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)

Balance at December 31, 2011	$32,976